Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Helport AI Limited
Entity Central Index Key	0002001699
Entity File Number	000-000000
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	9 Temasek Boulevard #07-00
Entity Address, Address Line Two	Suntec Tower Two
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	038989
Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	HPAI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	37,132,968
Warrants to purchase Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	HPAIW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	18,844,987
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Guanghai Li
Contact Personnel Email Address	Email: liguanghai@HELPORT.AI
Entity Address, Address Line One	9 Temasek Boulevard #07-00
Entity Address, Address Line Two	Suntec Tower Two
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	038989
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	82336584